                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                 PROSPECTUS SUPPLEMENT DATED DECEMBER 10, 2007*

RiverSource Retirement Plus 2010 Fund (June 29, 2007)                                       S-6507-99 D
RiverSource Retirement Plus 2015 Fund (June 29, 2007)                                       S-6507-99 D
RiverSource Retirement Plus 2020 Fund (June 29, 2007)                                       S-6507-99 D
RiverSource Retirement Plus 2025 Fund (June 29, 2007)                                       S-6507-99 D
RiverSource Retirement Plus 2030 Fund (June 29, 2007)                                       S-6507-99 D
RiverSource Retirement Plus 2035 Fund (June 29, 2007)                                       S-6507-99 D
RiverSource Retirement Plus 2040 Fund (June 29, 2007)                                       S-6507-99 D
RiverSource Retirement Plus 2045 Fund (June 29, 2007)                                       S-6507-99 D

Effective November 1, 2007, the Fees and Expenses section has been revised as follows:

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the direct expenses of the Fund, but you will also indirectly incur a proportionate share of the expenses of the underlying funds held by the Fund. The cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly. Expenses (including expenses of the underlying funds) are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

2010 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         MAXIMUM SALES CHARGE                 MAXIMUM DEFERRED SALES CHARGE
                                                      (LOAD) IMPOSED ON PURCHASES        (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                                  (AS A PERCENTAGE OF OFFERING PRICE)     OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                          5.75%(a)                                  None
Class R2                                                          None                                     None
Class R3                                                          None                                     None
Class R4                                                          None                                     None
Class R5                                                          None                                     None
Class Y(b)                                                        None                                     None

--------------------------------------------------------------------------------
S-6507-3 A (12/07)
* Valid until next prospectus update.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                             TOTAL                          TOTAL
                                                                          ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)
                        MANAGEMENT           DISTRIBUTION      OTHER       OPERATING       EXPENSE      FUND OPERATING
                           FEES              (12B-1) FEES   EXPENSES(C)    EXPENSES     REIMBURSEMENT    EXPENSES(D)
Class A                     0.00%                0.25%          1.12%         1.37%          0.98%           0.39%
Class R2                    0.00%                0.50%          1.15%         1.65%          0.87%           0.78%
Class R3                    0.00%                0.25%          1.15%         1.40%          0.87%           0.53%
Class R4                    0.00%                0.00%          1.13%         1.13%          0.85%           0.28%
Class R5                    0.00%                0.00%          0.90%         0.90%          0.87%           0.03%
Class Y(b)                  0.00%                0.00%          1.14%         1.14%          0.96%           0.18%

AS A PERCENTAGE
                                       TOTAL FUND AND
                   ACQUIRED FUND        ACQUIRED FUND
                 (UNDERLYING FUND)    (UNDERLYING FUND)
                     FEES AND             FEES AND
                  EXPENSES(E),(F)        EXPENSES(F)
Class A                 0.66%                1.05%
Class R2                0.66%                1.44%
Class R3                0.66%                1.19%
Class R4                0.66%                0.94%
Class R5                0.66%                0.69%
Class Y(b)              0.66%                0.84%

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."
(b)  Effective Dec. 11, 2006, the following changes were implemented for Class
     Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, for Class Y shares, a shareholder service fee and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.77% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.16% for Class A, 1.55% for Class R2, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 0.95% for Class Y.

2015 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         MAXIMUM SALES CHARGE                 MAXIMUM DEFERRED SALES CHARGE
                                                      (LOAD) IMPOSED ON PURCHASES        (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                                  (AS A PERCENTAGE OF OFFERING PRICE)     OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                          5.75%(a)                                  None
Class R2                                                          None                                     None
Class R3                                                          None                                     None
Class R4                                                          None                                     None
Class R5                                                          None                                     None
Class Y(b)                                                        None                                     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                 TOTAL                          TOTAL          ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                  MANAGEMENT    DISTRIBUTION       OTHER       OPERATING       EXPENSE      FUND OPERATING       FEES AND
                     FEES       (12B-1) FEES    EXPENSES(C)    EXPENSES     REIMBURSEMENT    EXPENSES(D)      EXPENSES(E),(F)
Class A               0.00%          0.25%          1.44%         1.69%          1.30%           0.39%              0.72%
Class R2              0.00%          0.50%          0.85%         1.35%          0.57%           0.78%              0.72%
Class R3              0.00%          0.25%          0.85%         1.10%          0.57%           0.53%              0.72%
Class R4              0.00%          0.00%          0.83%         0.83%          0.55%           0.28%              0.72%
Class R5              0.00%          0.00%          0.60%         0.60%          0.57%           0.03%              0.72%
Class Y(b)            0.00%          0.00%          1.08%         1.08%          0.90%           0.18%              0.72%

AS A PERCENTAGE
                   TOTAL FUND AND
                    ACQUIRED FUND
                  (UNDERLYING FUND)
                      FEES AND
                     EXPENSES(F)
Class A                  1.11%
Class R2                 1.50%
Class R3                 1.25%
Class R4                 1.00%
Class R5                 0.75%
Class Y(b)               0.90%

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."
(b)  Effective Dec. 11, 2006, the following changes were implemented for Class
     Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, for Class Y shares, a shareholder service fee and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.86% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.25% for Class A, 1.64% for Class R2, 1.39% for Class R3, 1.14% for Class R4, 0.89% for Class R5 and 1.04% for Class Y.

2020 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         MAXIMUM SALES CHARGE                 MAXIMUM DEFERRED SALES CHARGE
                                                      (LOAD) IMPOSED ON PURCHASES        (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                                  (AS A PERCENTAGE OF OFFERING PRICE)     OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                          5.75%(a)                                  None
Class R2                                                          None                                     None
Class R3                                                          None                                     None
Class R4                                                          None                                     None
Class R5                                                          None                                     None
Class Y(b)                                                        None                                     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                 TOTAL                          TOTAL          ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                  MANAGEMENT    DISTRIBUTION       OTHER       OPERATING       EXPENSE      FUND OPERATING       FEES AND
                     FEES       (12B-1) FEES    EXPENSES(C)    EXPENSES     REIMBURSEMENT    EXPENSES(D)      EXPENSES(E),(F)
Class A               0.00%          0.25%          0.79%         1.04%          0.65%           0.39%              0.73%
Class R2              0.00%          0.50%          0.74%         1.24%          0.46%           0.78%              0.73%
Class R3              0.00%          0.25%          0.74%         0.99%          0.46%           0.53%              0.73%
Class R4              0.00%          0.00%          0.72%         0.72%          0.44%           0.28%              0.73%
Class R5              0.00%          0.00%          0.49%         0.49%          0.46%           0.03%              0.73%
Class Y(b)            0.00%          0.00%          0.80%         0.80%          0.62%           0.18%              0.73%

AS A PERCENTAGE
                   TOTAL FUND AND
                    ACQUIRED FUND
                  (UNDERLYING FUND)
                      FEES AND
                     EXPENSES(F)
Class A                  1.12%
Class R2                 1.51%
Class R3                 1.26%
Class R4                 1.01%
Class R5                 0.76%
Class Y(b)               0.91%

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."
(b)  Effective Dec. 11, 2006, the following changes were implemented for Class
     Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, for Class Y shares, a shareholder service fee and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.88% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.27% for Class A, 1.66% for Class R2, 1.41% for Class R3, 1.16% for Class R4, 0.91% for Class R5 and 1.06% for Class Y.

2025 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         MAXIMUM SALES CHARGE                 MAXIMUM DEFERRED SALES CHARGE
                                                      (LOAD) IMPOSED ON PURCHASES        (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                                  (AS A PERCENTAGE OF OFFERING PRICE)     OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                          5.75%(a)                                  None
Class R2                                                          None                                     None
Class R3                                                          None                                     None
Class R4                                                          None                                     None
Class R5                                                          None                                     None
Class Y(b)                                                        None                                     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                 TOTAL                          TOTAL          ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                  MANAGEMENT    DISTRIBUTION       OTHER       OPERATING       EXPENSE      FUND OPERATING       FEES AND
                     FEES       (12B-1) FEES    EXPENSES(C)    EXPENSES     REIMBURSEMENT    EXPENSES(D)      EXPENSES(E),(F)
Class A               0.00%          0.25%          1.14%         1.39%          1.00%           0.39%              0.75%
Class R2              0.00%          0.50%          0.78%         1.28%          0.50%           0.78%              0.75%
Class R3              0.00%          0.25%          0.78%         1.03%          0.50%           0.53%              0.75%
Class R4              0.00%          0.00%          0.76%         0.76%          0.48%           0.28%              0.75%
Class R5              0.00%          0.00%          0.53%         0.53%          0.50%           0.03%              0.75%
Class Y(b)            0.00%          0.00%          0.92%         0.92%          0.74%           0.18%              0.75%

AS A PERCENTAGE
                   TOTAL FUND AND
                    ACQUIRED FUND
                  (UNDERLYING FUND)
                      FEES AND
                     EXPENSES(F)
Class A                  1.14%
Class R2                 1.53%
Class R3                 1.28%
Class R4                 1.03%
Class R5                 0.78%
Class Y(b)               0.93%

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."
(b)  Effective Dec. 11, 2006, the following changes were implemented for Class
     Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, for Class Y shares, a shareholder service fee and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.91% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.30% for Class A, 1.69% for Class R2, 1.44% for Class R3, 1.19% for Class R4, 0.94% for Class R5 and 1.09% for Class Y.

2030 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         MAXIMUM SALES CHARGE                 MAXIMUM DEFERRED SALES CHARGE
                                                      (LOAD) IMPOSED ON PURCHASES        (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                                  (AS A PERCENTAGE OF OFFERING PRICE)     OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                          5.75%(a)                                  None
Class R2                                                          None                                     None
Class R3                                                          None                                     None
Class R4                                                          None                                     None
Class R5                                                          None                                     None
Class Y(b)                                                        None                                     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                 TOTAL                          TOTAL          ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                  MANAGEMENT    DISTRIBUTION       OTHER       OPERATING       EXPENSE      FUND OPERATING       FEES AND
                     FEES       (12B-1) FEES    EXPENSES(C)    EXPENSES     REIMBURSEMENT    EXPENSES(D)      EXPENSES(E),(F)
Class A               0.00%          0.25%          1.12%         1.37%          0.98%           0.39%              0.75%
Class R2              0.00%          0.50%          0.85%         1.35%          0.57%           0.78%              0.75%
Class R3              0.00%          0.25%          0.85%         1.10%          0.57%           0.53%              0.75%
Class R4              0.00%          0.00%          0.83%         0.83%          0.55%           0.28%              0.75%
Class R5              0.00%          0.00%          0.60%         0.60%          0.57%           0.03%              0.75%
Class Y(b)            0.00%          0.00%          0.88%         0.88%          0.70%           0.18%              0.75%

AS A PERCENTAGE
                   TOTAL FUND AND
                    ACQUIRED FUND
                  (UNDERLYING FUND)
                      FEES AND
                     EXPENSES(F)
Class A                  1.14%
Class R2                 1.53%
Class R3                 1.28%
Class R4                 1.03%
Class R5                 0.78%
Class Y(b)               0.93%

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."
(b)  Effective Dec. 11, 2006, the following changes were implemented for Class
     Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, for Class Y shares, a shareholder service fee and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.91% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.30% for Class A, 1.69% for Class R2, 1.44% for Class R3, 1.19% for Class R4, 0.94% for Class R5 and 1.09% for Class Y.

2035 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         MAXIMUM SALES CHARGE                 MAXIMUM DEFERRED SALES CHARGE
                                                      (LOAD) IMPOSED ON PURCHASES        (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                                  (AS A PERCENTAGE OF OFFERING PRICE)     OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                          5.75%(a)                                  None
Class R2                                                          None                                     None
Class R3                                                          None                                     None
Class R4                                                          None                                     None
Class R5                                                          None                                     None
Class Y(b)                                                        None                                     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                 TOTAL                          TOTAL          ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                  MANAGEMENT    DISTRIBUTION       OTHER       OPERATING       EXPENSE      FUND OPERATING       FEES AND
                     FEES       (12B-1) FEES    EXPENSES(C)    EXPENSES     REIMBURSEMENT    EXPENSES(D)      EXPENSES(E),(F)
Class A               0.00%          0.25%          2.70%         2.95%          2.56%           0.39%              0.74%
Class R2              0.00%          0.50%          1.13%         1.63%          0.85%           0.78%              0.74%
Class R3              0.00%          0.25%          1.13%         1.38%          0.85%           0.53%              0.74%
Class R4              0.00%          0.00%          1.11%         1.11%          0.83%           0.28%              0.74%
Class R5              0.00%          0.00%          0.88%         0.88%          0.85%           0.03%              0.74%
Class Y(b)            0.00%          0.00%          1.21%         1.21%          1.03%           0.18%              0.74%

AS A PERCENTAGE
                   TOTAL FUND AND
                    ACQUIRED FUND
                  (UNDERLYING FUND)
                      FEES AND
                     EXPENSES(F)
Class A                  1.13%
Class R2                 1.52%
Class R3                 1.27%
Class R4                 1.02%
Class R5                 0.77%
Class Y(b)               0.92%

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."
(b)  Effective Dec. 11, 2006, the following changes were implemented for Class
     Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, for Class Y shares, a shareholder service fee and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.90% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.29% for Class A, 1.68% for Class R2, 1.43% for Class R3, 1.18% for Class R4, 0.93% for Class R5 and 1.08% for Class Y.

2040 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         MAXIMUM SALES CHARGE                 MAXIMUM DEFERRED SALES CHARGE
                                                      (LOAD) IMPOSED ON PURCHASES        (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                                  (AS A PERCENTAGE OF OFFERING PRICE)     OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                          5.75%(a)                                  None
Class R2                                                          None                                     None
Class R3                                                          None                                     None
Class R4                                                          None                                     None
Class R5                                                          None                                     None
Class Y(b)                                                        None                                     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                 TOTAL                          TOTAL          ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                  MANAGEMENT    DISTRIBUTION       OTHER       OPERATING       EXPENSE      FUND OPERATING       FEES AND
                     FEES       (12B-1) FEES    EXPENSES(C)    EXPENSES     REIMBURSEMENT    EXPENSES(D)      EXPENSES(E),(F)
Class A               0.00%          0.25%          1.28%         1.53%          1.14%           0.39%              0.72%
Class R2              0.00%          0.50%          0.74%         1.24%          0.46%           0.78%              0.72%
Class R3              0.00%          0.25%          0.74%         0.99%          0.46%           0.53%              0.72%
Class R4              0.00%          0.00%          0.74%         0.74%          0.46%           0.28%              0.72%
Class R5              0.00%          0.00%          0.50%         0.50%          0.47%           0.03%              0.72%
Class Y(b)            0.00%          0.00%          0.81%         0.81%          0.63%           0.18%              0.72%

AS A PERCENTAGE
                   TOTAL FUND AND
                    ACQUIRED FUND
                  (UNDERLYING FUND)
                      FEES AND
                     EXPENSES(F)
Class A                  1.11%
Class R2                 1.50%
Class R3                 1.25%
Class R4                 1.00%
Class R5                 0.75%
Class Y(b)               0.90%

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."
(b)  Effective Dec. 11, 2006, the following changes were implemented for Class
     Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, for Class Y shares, a shareholder service fee and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008 unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.87% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.26% for Class A, 1.65% for Class R2, 1.40% for Class R3, 1.15% for Class R4, 0.90% for Class R5 and 1.05% for Class Y.

2045 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         MAXIMUM SALES CHARGE                 MAXIMUM DEFERRED SALES CHARGE
                                                      (LOAD) IMPOSED ON PURCHASES        (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                                  (AS A PERCENTAGE OF OFFERING PRICE)     OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                          5.75%(a)                                  None
Class R2                                                          None                                     None
Class R3                                                          None                                     None
Class R4                                                          None                                     None
Class R5                                                          None                                     None
Class Y(b)                                                        None                                     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                 TOTAL                          TOTAL          ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                  MANAGEMENT    DISTRIBUTION       OTHER       OPERATING       EXPENSE      FUND OPERATING       FEES AND
                     FEES       (12B-1) FEES    EXPENSES(C)    EXPENSES     REIMBURSEMENT    EXPENSES(D)      EXPENSES(E),(F)
Class A               0.00%          0.25%          4.57%         4.82%          4.43%           0.39%              0.75%
Class R2              0.00%          0.50%          2.25%         2.75%          1.97%           0.78%              0.75%
Class R3              0.00%          0.25%          2.25%         2.50%          1.97%           0.53%              0.75%
Class R4              0.00%          0.00%          2.23%         2.23%          1.95%           0.28%              0.75%
Class R5              0.00%          0.00%          2.00%         2.00%          1.97%           0.03%              0.75%
Class Y(b)            0.00%          0.00%          3.01%         3.01%          2.83%           0.18%              0.75%

AS A PERCENTAGE
                   TOTAL FUND AND
                    ACQUIRED FUND
                  (UNDERLYING FUND)
                      FEES AND
                     EXPENSES(F)
Class A                  1.14%
Class R2                 1.53%
Class R3                 1.28%
Class R4                 1.03%
Class R5                 0.78%
Class Y(b)               0.93%

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b)  Effective Dec. 11, 2006, the following changes were implemented for Class
     Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses, for Class Y shares, a shareholder service fee and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008 unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.
(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.91% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.30% for Class A, 1.69% for Class R2, 1.44% for Class R3, 1.19% for Class R4, 0.94% for Class R5 and 1.09% for Class Y.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (based on total Fund and underlying fund expenses) would be:

 2010 FUND              1 YEAR            3 YEARS            5 YEARS            10 YEARS
Class A(a)               $676             $1,086             $1,521              $2,729
Class A(b)               $107             $  542             $1,004              $2,286
Class R2                 $147             $  638             $1,157              $2,584
Class R3                 $121             $  562             $1,029              $2,326
Class R4                 $ 96             $  481             $  891              $2,041
Class R5                 $ 70             $  408             $  769              $1,788
Class Y                  $ 86             $  473             $  886              $2,042

 2015 FUND              1 YEAR            3 YEARS            5 YEARS            10 YEARS
Class A(a)               $682             $1,166             $1,677              $3,075
Class A(b)               $113             $  627             $1,169              $2,652
Class R2                 $153             $  594             $1,062              $2,360
Class R3                 $127             $  517             $  933              $2,096
Class R4                 $102             $  436             $  794              $1,804
Class R5                 $ 77             $  362             $  670              $1,546
Class Y                  $ 92             $  479             $  892              $2,047

 2020 FUND              1 YEAR            3 YEARS            5 YEARS            10 YEARS
Class A(a)               $683             $1,041             $1,423              $2,494
Class A(b)               $114             $  494             $  900              $2,036
Class R2                 $154             $  574             $1,021              $2,264
Class R3                 $128             $  497             $  891              $1,997
Class R4                 $103             $  416             $  751              $1,703
Class R5                 $ 78             $  342             $  627              $1,442
Class Y                  $ 93             $  423             $  777              $1,776

 2025 FUND              1 YEAR            3 YEARS            5 YEARS            10 YEARS
Class A(a)               $685             $1,116             $1,573              $2,836
Class A(b)               $116             $  574             $1,059              $2,399
Class R2                 $156             $  589             $1,048              $2,324
Class R3                 $130             $  512             $  919              $2,059
Class R4                 $105             $  430             $  779              $1,766
Class R5                 $ 80             $  357             $  655              $1,507
Class Y                  $ 95             $  455             $  839              $1,920

 2030 FUND              1 YEAR            3 YEARS            5 YEARS            10 YEARS
Class A(a)               $685             $1,112             $1,565              $2,818
Class A(b)               $116             $  570             $1,050              $2,380
Class R2                 $156             $  603             $1,078              $2,391
Class R3                 $130             $  527             $  949              $2,128
Class R4                 $105             $  445             $  810              $1,837
Class R5                 $ 80             $  372             $  686              $1,580
Class Y                  $ 95             $  446             $  822              $1,879

 2035 FUND              1 YEAR            3 YEARS            5 YEARS            10 YEARS
Class A(a)               $684             $1,416             $2,168              $4,137
Class A(b)               $115             $  892             $1,690              $3,779
Class R2                 $155             $  659             $1,190              $2,646
Class R3                 $129             $  582             $1,062              $2,390
Class R4                 $104             $  501             $  925              $2,107
Class R5                 $ 79             $  428             $  802              $1,856
Class Y                  $ 94             $  513             $  958              $2,197

 2040 FUND              1 YEAR            3 YEARS            5 YEARS            10 YEARS
Class A(a)               $682             $1,135             $1,614              $2,933
Class A(b)               $113             $  594             $1,102              $2,502
Class R2                 $153             $  571             $1,016              $2,253
Class R3                 $127             $  494             $  886              $1,986
Class R4                 $102             $  417             $  755              $1,712
Class R5                 $ 77             $  341             $  626              $1,441
Class Y                  $ 92             $  422             $  776              $1,775

 2045 FUND              1 YEAR            3 YEARS            5 YEARS            10 YEARS
Class A(a)               $685             $1,770             $2,842              $5,471
Class A(b)               $116             $1,267             $2,406              $5,195
Class R2                 $156             $  891             $1,649              $3,647
Class R3                 $130             $  817             $1,528              $3,418
Class R4                 $105             $  738             $1,397              $3,165
Class R5                 $ 80             $  666             $1,280              $2,941
Class Y                  $ 95             $  888             $1,701              $3,824

(a)  Includes a 5.75% sales charge.
(b)  Sales charge waived.

S-6507-3 A (12/07)